UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2010

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	04/30/2010

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:81
Form 13F Information Table Value Total:	487947

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.


FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT
SH/PRN PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Annuity & Life Re Hldgs Ltd Sh Common G03910109 10937 24533809 SH Sole
24533809 0

Benda Pharmaceuticals Inc Common 08165P108 1675 22337998 SH Sole
22337998 0

China Biotics Inc Com Common 16937B109 26847 1498990 SH Sole 1498990 0

China Biotics Inc Com Common 16937B109 4049 226100 SH Other 01 0 226100

China Farm Equipment Ltd Common Y1489R101 337 1598000 SH Sole 1598000 0

China Farm Equipment Ltd Common Y1489R101 230 1091000 SH Other 01 0
1091000

China Housing and Land Develop Common 16939V103 1790 471057 SH Sole
471057 0

China Housing and Land Develop Common 16939V103 79 20800 SH Other 01 0
20800

China Pharma Hldgs Inc Com Common 16941T104 6294 1890000 SH Sole 1890000 0

China Ritar Power Corp Common 169423100 15069 3562344 SH Sole 3562344 0

China Ritar Power Corp Common 169423100 2068 489000 SH Other 01 0 489000

China Shoto Plc Common G2158V100 255 50000 SH Sole 50000 0

China Sky One Med Inc Com Common 16941P102 12484 794626 SH Sole 794626 0

China Sky One Med Inc Com Common 16941P102 276 17598 SH Other 01 0 17598

China Yida Hldg Co Com New Common 16945D204 32180 2758857 SH Sole 2758857 0

China Yida Hldg Co Com New Common 16945D204 1680 132300 SH Other 01 0
132300

China Zenith Chemical Group Lt Common G215A1103 15721 498242326 SH Sole
498242326 0

China Zenith Chemical Group Lt Common G215A1103 3138 99455000 SH Other 01 0
99455000

Conocophillips Nfs Llc Is Common 20825C104 3631 70959 SH Sole 70959 0

Conocophillips Nfs Llc Is Common 20825C104 868 16968 SH Other 01 0 16968

Cornerstone Inds Intl Inc C Common 21924X106 0 61235 SH Sole 61235 0

Dnb Nor Asa Ord Shs Common R1812S105 27311 2387480 SH Sole 2387480 0

Dnb Nor Asa Ord Shs Common R1812S105 7474 653400 SH Other 01 0 653400

Eiker Sparebank Asa Primary Ca Common R1984E108 513 87023 SH Sole 87023 0

Enerchina Holdings Limited Hk Common G30392131 10197 455048040 SH Sole
455048040 0

Enerchina Holdings Limited Hk Common G30392131 3637 162298263 SH Other 01 0
162298263

Far Eastone Telecommunication Common Y7540C108 3756 3138899 SH Sole 3138899 0

Far Eastone Telecommunication Common Y7540C108 812 678240 SH Other 01 0
678240

Full Apex Holdings Ltd Shs Common G3687W106 6357 53864599 SH Sole 53864599 0

Full Apex Holdings Ltd Shs Common G3687W106 2045 17328500 SH Other 01 0
17328500

Fushi Intl Inc Com Common 36113C101 28180 2511570 SH Sole 2511570 0

Fushi Intl Inc Com Common 36113C101 4604 410343 SH Other 01 0 410343

Guangdong Nan Yue Logistics Common Y2930Z106 4888 20627000 SH Sole 20627000 0

Guangdong Nan Yue Logistics Common Y2930Z106 1156 4878731 SH Other 01 0
4878731

Hambrecht Asia Acquisition Com Common 406548107 1950 250000 SH Sole 250000 0

Heng Tai Consumablesgroup Ltd Common G44035106 10267 100911595 SH Sole
100911595 0

Heng Tai Consumablesgroup Ltd Common G44035106 3387 33294237 SH Other 01 0
33294237

Huiyin Household Appliances Common B6448T4HK 17140 60574843 SH Sole 60574843
0

Jiangbo Pharmaceuticals Inc Common 47737R101 1927 214077 SH Sole 214077 0

Kingboard Copper Foil Hldgs Or Common G52567107 12623 59824028 SH Sole
59824028 0

Kingboard Copper Foil Hldgs Or Common G52567107 3480 16490000 SH Other 01 0
16490000

Liandi Clean Technology Inc Co Common 52989W105 350 100000 SH Sole 100000 0

Luye Pharma Group Ltd Common G5722Z101 9037 14950870 SH Sole 14950870 0

Luye Pharma Group Ltd Common G5722Z101 1650 2730000 SH Other 01 0 2730000

MMR Information Sys Inc Com Common 553101106 4 23000 SH Sole 23000 0

Mobileone Ltd Common Y8838Q122 11415 7672214 SH Sole 7672214 0

Mobileone Ltd Common Y8838Q122 3660 2460000 SH Other 01 0 2460000

Murphy Oil Corp Common 626717102 450 8000 SH Sole 8000 0

Orient Paper Inc Common 68619F205 6930 840000 SH Sole 840000 0

People S Food Holdings Ltd Common G7000R108 3040 7142265 SH Sole 7142265 0

People S Food Holdings Ltd Common G7000R108 1307 3071000 SH Other 01 0
3071000

Qiao Xing Mobile Communicat Common G73031109 1118 477840 SH Sole 477840 0

Qiao Xing Mobile Communicat Common G73031109 218 92950 SH Other 01 0 92950

RCG Holdings Ltd HK Common ZZZ99V928 4593 4062037 SH Sole 4062037 0

RCG Holdings Ltd HK Common ZZZ99V928 913 807000 SH Other 01 0 807000

Regal Petroleum Plc Shs Common G7476L106 15865 16028968 SH Sole 16028968 0

Regal Petroleum Plc Shs Common G7476L106 4610 4658000 SH Other 01 0
4658000

Sandnes Sparebank Primary Ca Common R74676108 278 14850 SH Sole 14850 0

Shengtai Pharmaceutical Common 823214101 4406 2937168 SH Sole 2937168 0

Singapore Reinsurance Npv Common Y7996A101 2191 11556967 SH Sole 11556967 0

Singapore Reinsurance Npv Common Y7996A101 691 3644300 SH Other 01 0
3644300

Sinolink Worldwide Hldgs Ltd Common G8165B102 7941 46713583 SH Sole
46713583 0

Sinolink Worldwide Hldgs Ltd Common G8165B102 2999 17640667 SH Other 01 0
17640667

Sparebanken Midt Norge Common R82401101 1313 162360 SH Sole 162360 0

Sparebanken Midt Norge Common R82401101 355 43920 SH Other 01 0 43920

Sparebanken Nord Norge Prim Common R8288N106 3903 201439 SH Sole 201439 0

Sparebanken Nord Norge Prim Common R8288N106 957 49415 SH Other 01 0 49415

Sparebanken Vest As Primary Ca Common R8323C107 446 25700 SH Sole 25700 0

Taiwan Mobile Co Ltdshs Common Y84153215 8683 4611179 SH Sole 4611179 0

Taiwan Mobile Co Ltdshs Common Y84153215 1521 807955 SH Other 01 0 807955

Tethys Petroleum Limited Usd O Common G87636109 46690 28858400 SH Sole
28858400 0

Tethys Petroleum Limited Usd O Common G87636109 8012 4896800 SH Other 01 0
4896800

Tianyin Pharmaceutical Co Inc Common 88630M104 6932 1888701 SH Sole 1888701 0

Tianyin Pharmaceutical Co Inc Common 88630M104 84 23000 SH Other 01 0 23000

Totens Sparebank As Primary Ca Common R92151100 1338 82727 SH Sole 82727 0

Totens Sparebank As Primary Ca Common R92151100 191 11780 SH Other 01 0
11780

Truly Intl Hldgs Hkd0.10 Common G91019102 9025 5697000 SH Sole 5697000 0

Truly Intl Hldgs Hkd0.10 Common G91019102 2435 1537000 SH Other 01 0
1537000

United Food Holdingsltd Common G9232V105 2722 54355900 SH Sole 54355900 0

United Food Holdingsltd Common G9232V105 928 18536488 SH Other 01 0 18536488

VLOV Inc. Common 918258104 1028 456908 SH Sole 456908 0

Wuyi International Pharmaceut Common G98089108 14823 147562500 SH Sole
147562500 0

Wuyi International Pharmaceut Common G98089108 1583 15762500 SH Other 01 0
15762500

         487947